Supplement to the
Fidelity® Risk Parity Fund
Class A, Class M, Class C, Class I, and Class Z
April 1, 2026
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the "Management Contract" section.
The following table provides information relating to other accounts managed by Jon Loehrke as of April 30, 2026:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$17	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes assets of Fidelity® Risk Parity Fund managed by the portfolio manager ($16 (in millions) assets managed).
As of April 30, 2026, the dollar range of shares of Fidelity® Risk Parity Fund beneficially owned by the portfolio manager was $10,001 - $50,000.

AGMO-SSTK-0626-103-1.9910281.103	June 5, 2026

Supplement to the
Fidelity® Risk Parity Fund
April 1, 2026
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the "Management Contract" section.
The following table provides information relating to other accounts managed by Jon Loehrke as of April 30, 2026:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$17	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes assets of Fidelity® Risk Parity Fund managed by the portfolio manager ($16 (in millions) assets managed).
As of April 30, 2026, the dollar range of shares of Fidelity® Risk Parity Fund beneficially owned by the portfolio manager was $10,001 - $50,000.

GMO-SSTK-0626-103-1.9910280.103	June 5, 2026